BNY Mellon Income Stock Fund
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 93.7%
Automobiles & Components — .7%
Ford Motor Co.	76,883	1,021,006
Banks — 11.6%
Bank of America Corp.	79,936	4,288,566
Citigroup, Inc.	22,553	2,336,491
Columbia Banking System, Inc.	37,410	1,037,005
Comerica, Inc.	20,347	1,635,492
First Horizon Corp.	86,932	1,942,061
JPMorgan Chase & Co.	15,953	4,994,565
		16,234,180
Capital Goods — 10.1%
Carlisle Cos., Inc.	3,689	1,173,360
Caterpillar, Inc.	2,253	1,297,187
Dover Corp.	10,118	1,874,663
Emerson Electric Co.	9,271	1,236,566
Ferguson Enterprises, Inc.	3,606	907,522
Fortune Brands Innovations, Inc.	20,955	1,081,907
Honeywell International, Inc.	4,624	888,686
Hubbell, Inc.	3,597	1,551,854
L3Harris Technologies, Inc.	14,742	4,108,448
		14,120,193
Consumer Services — 2.1%
Las Vegas Sands Corp.	32,197	2,194,547
Royal Caribbean Cruises Ltd.	3,008	800,880
		2,995,427
Energy — 8.7%
Diamondback Energy, Inc.	11,491	1,753,412
EQT Corp.	23,511	1,430,880
Exxon Mobil Corp.	37,023	4,291,706
Marathon Petroleum Corp.	13,254	2,567,697
Phillips 66	15,580	2,133,837
		12,177,532
Equity Real Estate Investment Trusts — .8%
Weyerhaeuser Co.(a)	51,627	1,146,636
Financial Services — 9.6%
Capital One Financial Corp.	7,263	1,591,105
CME Group, Inc.	22,356	6,292,320
Morgan Stanley	13,217	2,242,396
The Goldman Sachs Group, Inc.	1,898	1,567,824
Voya Financial, Inc.	24,606	1,729,802
		13,423,447
Health Care Equipment & Services — 8.5%
Elevance Health, Inc.	4,135	1,398,705
Humana, Inc.	6,858	1,685,491
Labcorp Holdings, Inc.	3,537	950,675
Medtronic PLC	41,301	4,350,234
UnitedHealth Group, Inc.	10,477	3,455,000
		11,840,105

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 93.7% (continued)
Household & Personal Products — .9%
The Estee Lauder Companies, Inc., Cl. A	13,899	1,307,479
Insurance — 11.3%
American International Group, Inc.	14,433	1,099,217
Aon PLC, Cl. A	9,008	3,188,111
Assurant, Inc.	23,506	5,363,129
Old Republic International Corp.	135,297	6,237,192
		15,887,649
Materials — 5.9%
CRH PLC	22,617	2,713,135
Freeport-McMoRan, Inc.	47,754	2,052,467
International Paper Co.	23,755	937,848
Newmont Corp.	14,245	1,292,449
Packaging Corp. of America	6,232	1,271,764
		8,267,663
Media & Entertainment — 2.6%
Omnicom Group, Inc.	35,393	2,534,847
The Walt Disney Company	11,187	1,168,706
		3,703,553
Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
Bristol-Myers Squibb Co.	43,360	2,133,312
Johnson & Johnson	28,628	5,923,706
Pfizer, Inc.	55,551	1,429,882
		9,486,900
Semiconductors & Semiconductor Equipment — 2.1%
Applied Materials, Inc.	11,592	2,924,082
Software & Services — 1.8%
Dolby Laboratories, Inc., Cl. A	19,241	1,297,806
International Business Machines Corp.	3,716	1,146,683
		2,444,489
Technology Hardware & Equipment — 5.1%
Cisco Systems, Inc.	73,834	5,680,788
TE Connectivity PLC	6,664	1,507,064
		7,187,852
Telecommunication Services — 1.5%
AT&T, Inc.	42,586	1,108,088
Vodafone Group PLC, ADR	82,484	1,028,575
		2,136,663
Transportation — 2.8%
CSX Corp.	67,170	2,375,131
Delta Air Lines, Inc.	24,510	1,571,091
		3,946,222
Utilities — .8%
Constellation Energy Corp.	2,938	1,070,490
Total Common Stocks (cost $107,626,643)		131,321,568

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 2.1%
Registered Investment Companies — 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $2,924,299)	4.15	2,924,299	2,924,299
Total Investments (cost $110,550,942)		95.8%	134,245,867
Cash and Receivables (Net)		4.2%	5,884,739
Net Assets		100.0%	140,130,606

ADR—American Depositary Receipt

(a)	Investment in real estate investment trust within the United States.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Income Stock Fund
November 30, 2025 (Unaudited)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	131,321,568	—	—	131,321,568
Investment Companies	2,924,299	—	—	2,924,299
	134,245,867	—	—	134,245,867

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2025, accumulated net unrealized appreciation on investments was $23,694,925, consisting of $26,245,341 gross unrealized appreciation and $2,550,416 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.